Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Changes in Company's Allowance for Accounts Receivable
The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Year ended December 31,
	2019	2018	2017
Beginning balance	$5,594	$5,356	$4,138
Provision for doubtful accounts	25,043	19,405	22,465
Write-offs and adjustments	(22,519)	(19,167)	(21,247)
Balance at end of period	$8,118	$5,594	$5,356
The following table summarizes the RIC receivables (in thousands):

	December 31, 2019	December 31, 2018
RIC receivables, gross	$192,058	$175,250
RIC Discount	(59,513)	(34,163)
RIC receivables, net	$132,545	$141,087

Classified on the consolidated balance sheets as:
Accounts and notes receivable, net	$43,733	$32,185
Long-term notes receivables and other assets, net	88,812	108,902
RIC receivables, net	$132,545	$141,087

Schedule Of Depreciation And Amortization Expense
The Company’s depreciation and amortization included in the consolidated statements of operations consisted of the following (in thousands):

	Year ended December 31,
	2019	2018	2017
Amortization of capitalized contract costs	$437,285	$398,174	$—
Amortization of subscriber acquisition costs	—	—	206,153
Amortization of definite-lived intangibles	80,468	90,945	101,827
Depreciation of property, plant and equipment	25,687	24,963	21,275
Total depreciation and amortization	$543,440	$514,082	$329,255